Distribution Date:	02/18/25	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
Determination Date:	02/11/25
Next Distribution Date:	03/17/25
Record Date:	01/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Cash Flows	8		Heather Bennett and Job Warshaw		hbennett@starwood.com; jwarshaw@lnrpartners.com
Bond / Collateral Reconciliation - Balances	9				and lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	10-14
		Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-16
			David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	17-18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690FAH6	1.433000%	55,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690FAJ2	2.739000%	66,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690FAK9	3.040000%	84,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61690FAL7	3.046000%	250,000,000.00	120,046,086.39	65,694,229.96	304,716.98	0.00	0.00	65,998,946.94	54,351,856.43	45.82%	30.00%
A-4	61690FAM5	3.306000%	318,826,000.00	318,826,000.00	0.00	878,365.63	0.00	0.00	878,365.63	318,826,000.00	45.82%	30.00%
A-S	61690FAP8	3.561000%	60,903,000.00	60,903,000.00	0.00	180,729.65	0.00	0.00	180,729.65	60,903,000.00	36.97%	24.50%
B	61690FAQ6	3.883000%	63,671,000.00	63,671,000.00	0.00	206,028.74	0.00	0.00	206,028.74	63,671,000.00	27.73%	18.75%
C	61690FAS2	4.181642%	51,214,000.00	51,214,000.00	0.00	178,465.53	0.00	0.00	178,465.53	51,214,000.00	20.29%	14.13%
D	61690FAB9	4.181642%	62,287,000.00	62,287,000.00	0.00	217,051.64	0.00	0.00	217,051.64	62,287,000.00	11.25%	8.50%
E	61690FAC7	4.181642%	26,299,000.00	26,299,000.00	0.00	88,909.51	0.00	0.00	88,909.51	26,299,000.00	7.43%	6.13%
F	61690FAD5	4.181642%	13,841,000.00	13,841,000.00	0.00	0.00	0.00	0.00	0.00	13,841,000.00	5.42%	4.88%
G	61690FAE3	4.181642%	17,994,000.00	17,994,000.00	0.00	0.00	0.00	0.00	0.00	17,994,000.00	2.81%	3.25%
H	61690FAT0	4.181642%	35,989,016.00	19,354,070.69	0.00	0.00	0.00	0.00	0.00	19,354,070.69	0.00%	0.00%
V	61690FAF0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61690FAG8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,107,324,018.00	754,435,157.08	65,694,229.96	2,054,267.68	0.00	0.00	67,748,497.64	688,740,927.12

X-A	61690FAN3	0.907020%	836,029,000.00	499,775,086.39	0.00	377,755.01	0.00	0.00	377,755.01	434,080,856.43
X-B	61690FAA1	0.298642%	63,671,000.00	63,671,000.00	0.00	15,845.72	0.00	0.00	15,845.72	63,671,000.00
Notional SubTotal			899,700,000.00	563,446,086.39	0.00	393,600.73	0.00	0.00	393,600.73	497,751,856.43

Deal Distribution Total					65,694,229.96	2,447,868.41	0.00	0.00	68,142,098.37

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to the

	Exchangeable Certificate Detail.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690FAH6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690FAJ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690FAK9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61690FAL7	480.18434556	262.77691984	1.21886792	0.00000000	0.00000000	0.00000000	0.00000000	263.99578776	217.40742572
A-4	61690FAM5	1,000.00000000	0.00000000	2.75500000	0.00000000	0.00000000	0.00000000	0.00000000	2.75500000	1,000.00000000
A-S	61690FAP8	1,000.00000000	0.00000000	2.96749996	0.00000000	0.00000000	0.00000000	0.00000000	2.96749996	1,000.00000000
B	61690FAQ6	1,000.00000000	0.00000000	3.23583327	0.00000000	0.00000000	0.00000000	0.00000000	3.23583327	1,000.00000000
C	61690FAS2	1,000.00000000	0.00000000	3.48470203	0.00000000	0.00000000	0.00000000	0.00000000	3.48470203	1,000.00000000
D	61690FAB9	1,000.00000000	0.00000000	3.48470210	0.00000000	0.00000000	0.00000000	0.00000000	3.48470210	1,000.00000000
E	61690FAC7	1,000.00000000	0.00000000	3.38071828	0.10398380	0.25473022	0.00000000	0.00000000	3.38071828	1,000.00000000
F	61690FAD5	1,000.00000000	0.00000000	0.00000000	3.48470197	65.30112420	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61690FAE3	1,000.00000000	0.00000000	0.00000000	3.48470212	104.97501501	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61690FAT0	537.77715651	0.00000000	0.00000000	1.87399317	138.63142021	0.00000000	0.00000000	0.00000000	537.77715651
V	61690FAF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61690FAG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690FAN3	597.79635203	0.00000000	0.45184439	0.00000000	0.00000000	0.00000000	0.00000000	0.45184439	519.21746307
X-B	61690FAA1	1,000.00000000	0.00000000	0.24886872	0.00000000	0.00000000	0.00000000	0.00000000	0.24886872	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	01/01/25 - 01/30/25	30	0.00	304,716.98	0.00	304,716.98	0.00	0.00	0.00	304,716.98	0.00
A-4	01/01/25 - 01/30/25	30	0.00	878,365.63	0.00	878,365.63	0.00	0.00	0.00	878,365.63	0.00
X-A	01/01/25 - 01/30/25	30	0.00	377,755.01	0.00	377,755.01	0.00	0.00	0.00	377,755.01	0.00
X-B	01/01/25 - 01/30/25	30	0.00	15,845.72	0.00	15,845.72	0.00	0.00	0.00	15,845.72	0.00
A-S	01/01/25 - 01/30/25	30	0.00	180,729.65	0.00	180,729.65	0.00	0.00	0.00	180,729.65	0.00
B	01/01/25 - 01/30/25	30	0.00	206,028.74	0.00	206,028.74	0.00	0.00	0.00	206,028.74	0.00
C	01/01/25 - 01/30/25	30	0.00	178,465.53	0.00	178,465.53	0.00	0.00	0.00	178,465.53	0.00
D	01/01/25 - 01/30/25	30	0.00	217,051.64	0.00	217,051.64	0.00	0.00	0.00	217,051.64	0.00
E	01/01/25 - 01/30/25	30	3,964.48	91,644.18	0.00	91,644.18	2,734.67	0.00	0.00	88,909.51	6,699.15
F	01/01/25 - 01/30/25	30	855,601.10	48,231.76	0.00	48,231.76	48,231.76	0.00	0.00	0.00	903,832.86
G	01/01/25 - 01/30/25	30	1,826,216.69	62,703.73	0.00	62,703.73	62,703.73	0.00	0.00	0.00	1,888,920.42
H	01/01/25 - 01/30/25	30	4,921,765.23	67,443.17	0.00	67,443.17	67,443.17	0.00	0.00	0.00	4,989,208.40
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			7,607,547.50	2,628,981.74	0.00	2,628,981.74	181,113.33	0.00	0.00	2,447,868.41	7,788,660.83

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61690FAP8	3.561000%	60,903,000.00	60,903,000.00	0.00	180,729.65	0.00	0.00	180,729.65	60,903,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61690FAQ6	3.883000%	63,671,000.00	63,671,000.00	0.00	206,028.74	0.00	0.00	206,028.74	63,671,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61690FAS2	4.181642%	51,214,000.00	51,214,000.00	0.00	178,465.53	0.00	0.00	178,465.53	51,214,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			175,788,000.03	175,788,000.00	0.00	565,223.92	0.00	0.00	565,223.92	175,788,000.00

Exchangeable Certificate Details
PST	61690FAR4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PST	61690FAR4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	68,142,098.37
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,724,630.81	Master Servicing Fee	8,846.92
Interest Reductions due to Nonrecoverability Determination	(164,762.50)	Certificate Administrator Fee	2,128.75
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	324.83
ARD Interest	0.00	Trust Advisor Fee	1,629.97
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,559,868.31	Total Fees	13,140.47

Principal		Expenses/Reimbursements
Scheduled Principal	44,236,657.93	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	2,797.23
Principal Prepayments	21,457,572.03	Special Servicing Fees (Monthly)	(2,243.01)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	16,145.83
Total Principal Collected	65,694,229.96	Total Expenses/Reimbursements	16,700.05

		Interest Reserve Deposit	82,159.38

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,447,868.41
Excess Liquidation Proceeds	0.00	Principal Distribution	65,694,229.96
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	68,142,098.37
Total Funds Collected	68,254,098.27	Total Funds Distributed	68,254,098.27

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	754,435,157.08	754,435,157.08	Beginning Certificate Balance	754,435,157.08
(-) Scheduled Principal Collections	44,236,657.93	44,236,657.93	(-) Principal Distributions	65,694,229.96
(-) Unscheduled Principal Collections	21,457,572.03	21,457,572.03	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	688,740,927.12	688,740,927.12	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	757,092,537.03	757,092,537.03	Ending Certificate Balance	688,740,927.12
Ending Actual Collateral Balance	691,501,183.23	691,501,183.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	817.60	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	817.60	0.00	Net WAC Rate	4.18%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	88,206,750.04	12.81%	1	4.1123	NAP	Defeased	10	88,206,750.04	12.81%	1	4.1123	NAP
10,000,000 or less	21	110,522,022.98	16.05%	1	4.2801	1.901361	1.30 or less	10	180,220,940.03	26.17%	(12)	4.3657	0.609009
10,000,001 to 20,000,000	5	64,731,523.54	9.40%	1	4.4370	1.865431	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	3	75,467,366.38	10.96%	0	3.7526	3.168326	1.41 to 1.50	2	24,833,482.78	3.61%	2	4.1826	1.462602
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	3	30,492,564.18	4.43%	2	4.1548	1.537706
40,000,001 to 50,000,000	1	40,554,703.51	5.89%	(59)	4.7180	0.172600	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	1	54,258,560.67	7.88%	2	4.8900	3.090500	1.71 to 1.80	3	105,981,180.18	15.39%	1	3.9682	1.780363
70,000,001 to 80,000,000	2	155,000,000.00	22.50%	2	4.0733	1.503026	1.81 to 1.90	2	29,046,691.07	4.22%	2	4.4967	1.875628
80,000,000 or greater	1	100,000,000.00	14.52%	1	3.9500	1.780600	1.91 to 2.10	2	12,374,296.26	1.80%	1	4.3907	1.940192
Totals	44	688,740,927.12	100.00%	(2)	4.1949	1.889235	2.11 to 2.20	1	3,645,029.03	0.53%	2	4.4000	2.116100
							2.21 to 2.30	0	0.00	0.00%	0	0.0000	0.000000
							2.31 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.50	3	85,917,658.76	12.47%	1	4.0527	2.442575
							2.51 to 4.10	7	98,022,334.79	14.23%	2	4.5337	3.131392
							4.11 or greater	1	30,000,000.00	4.36%	(3)	3.1663	5.701800
							Totals	44	688,740,927.12	100.00%	(2)	4.1949	1.889235
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	14	88,206,750.04	12.81%	1	4.1123	NAP
							Defeased	14	88,206,750.04	12.81%	1	4.1123	NAP
Arizona	1	8,223,212.77	1.19%	1	4.2800	1.946700
							Lodging	6	194,640,269.29	28.26%	(11)	4.4721	1.983268
Arkansas	2	18,531,437.95	2.69%	2	4.3700	1.877800
							Mixed Use	2	15,851,057.16	2.30%	1	4.4964	1.879786
California	7	69,303,531.77	10.06%	2	4.1136	2.504008
							Multi-Family	2	9,439,790.88	1.37%	2	4.2772	1.765951
Illinois	8	137,011,795.91	19.89%	1	4.1132	1.797434
							Office	5	61,169,255.53	8.88%	(1)	3.7233	3.693463
Indiana	1	2,003,585.01	0.29%	1	4.6800	1.464900
							Other	1	100,000,000.00	14.52%	1	3.9500	1.780600
Louisiana	1	3,657,560.43	0.53%	1	4.3000	1.783000
							Retail	21	219,433,804.22	31.86%	2	4.2001	1.454823
Maryland	1	8,764,478.30	1.27%	2	4.3200	0.212100
							Totals	51	688,740,927.12	100.00%	(2)	4.1949	1.889235
Michigan	2	15,116,688.63	2.19%	1	4.6094	1.111739

Missouri	1	5,794,761.85	0.84%	2	4.2000	1.545700

Nevada	1	2,878,563.12	0.42%	1	4.5400	2.446900

New Jersey	2	17,252,627.90	2.50%	1	4.2967	0.945551

New York	2	155,000,000.00	22.50%	2	4.0733	1.503026

North Carolina	1	2,060,333.72	0.30%	2	4.1900	1.585600

Pennsylvania	3	26,876,782.96	3.90%	2	4.1443	1.439023

Texas	3	98,058,816.76	14.24%	(23)	4.8043	1.822381

Washington, DC	1	30,000,000.00	4.36%	(3)	3.1663	5.701800

Totals	51	688,740,927.12	100.00%	(2)	4.1949	1.889235

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	88,206,750.04	12.81%	1	4.1123	NAP	Defeased	10	88,206,750.04	12.81%	1	4.1123	NAP
	3.500% or less	1	30,000,000.00	4.36%	(3)	3.1663	5.701800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	2	105,761,903.51	15.36%	1	3.9473	1.871985	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	23	329,227,368.62	47.80%	2	4.1550	1.674260	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	8	135,544,904.95	19.68%	(17)	4.7666	1.737164	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	34	600,534,177.08	87.19%	(3)	4.2071	1.924477
	Totals	44	688,740,927.12	100.00%	(2)	4.1949	1.889235	Totals	44	688,740,927.12	100.00%	(2)	4.1949	1.889235
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	88,206,750.04	12.81%	1	4.1123	NAP	Defeased	10	88,206,750.04	12.81%	1	4.1123	NAP
	60 months or less	34	600,534,177.08	87.19%	(3)	4.2071	1.924477	Interest Only	5	296,000,000.00	42.98%	1	3.9428	2.098162
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	9	44,273,124.43	6.43%	1	4.4227	1.851122
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	20	260,261,052.65	37.79%	(8)	4.4709	1.739421
	Totals	44	688,740,927.12	100.00%	(2)	4.1949	1.889235	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	688,740,927.12	100.00%	(2)	4.1949	1.889235
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	88,206,750.04	12.81%	1	4.1123	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	469,740,219.87	68.20%	(4)	4.2780	1.901535
	13 to 24 months	4	119,480,319.25	17.35%	1	3.9101	2.081517
	25 to 36 months	1	11,313,637.96	1.64%	1	4.4000	1.218600
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	688,740,927.12	100.00%	(2)	4.1949	1.889235
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	1443417	98	Chicago	IL	Actual/360	3.950%	340,138.89	0.00	0.00	03/05/25	03/05/45	--	100,000,000.00	100,000,000.00	02/05/25
2	1442224	RT	Port Chester	NY	Actual/360	4.130%	284,511.11	0.00	0.00	N/A	04/01/25	--	80,000,000.00	80,000,000.00	02/01/25
3	453000246	LO	New York	NY	Actual/360	4.013%	259,166.66	0.00	0.00	N/A	03/01/25	--	75,000,000.00	75,000,000.00	02/01/25
4	303591004	LO	Irving	TX	Actual/360	4.890%	228,980.60	120,367.87	0.00	N/A	04/01/25	--	54,378,928.54	54,258,560.67	02/01/25
5	300801214	LO	Houston	TX	Actual/360	4.718%	0.00	0.00	0.00	N/A	03/01/20	--	40,554,703.51	40,554,703.51	03/01/20
6	1443248	IN	Cheshire	CT	Actual/360	3.960%	91,781.65	173,923.21	0.00	N/A	03/01/25	--	26,915,439.17	26,741,515.96	02/01/25
8	303591008	OF	Washington	DC	Actual/360	3.166%	81,796.94	0.00	0.00	N/A	11/04/24	--	30,000,000.00	30,000,000.00	02/04/25
9	303591009	RT	Philadelphia	PA	Actual/360	4.140%	80,902.27	56,014.83	0.00	N/A	04/01/25	--	22,693,483.44	22,637,468.61	02/01/25
11	300801234	RT	Port Hueneme	CA	Actual/360	4.139%	81,510.97	39,854.90	0.00	N/A	04/01/25	--	22,869,752.67	22,829,897.77	02/01/25
12	695100469	RT	Little Rock	AR	Actual/360	4.370%	69,878.87	38,277.30	0.00	N/A	04/06/25	--	18,569,715.25	18,531,437.95	02/06/25
13	303591013	LO	Alsip	IL	Actual/360	4.570%	52,743.51	31,547.24	0.00	N/A	02/01/25	--	13,402,741.75	13,371,194.51	01/01/25
15	300801238	LO	Visalia	CA	Actual/360	4.464%	45,979.12	28,189.51	0.00	N/A	04/01/25	--	11,961,270.43	11,933,080.92	02/01/25
16	1443449	MF	Jacksonville	FL	Actual/360	4.000%	45,944.42	13,338,703.34	0.00	N/A	02/01/25	--	13,338,703.34	0.00	02/01/25
19	303591019	RT	Various	IL	Actual/360	4.720%	42,890.08	37,253.36	0.00	N/A	04/01/25	--	10,552,506.48	10,515,253.12	02/01/25
20	1443269	MF	Modesto	CA	Actual/360	3.940%	43,312.39	23,042.39	0.00	N/A	04/01/25	--	12,766,054.31	12,743,011.92	02/01/25
21	695100450	OF	Mount Laurel	NJ	Actual/360	4.400%	42,968.94	27,137.59	0.00	N/A	03/06/25	--	11,340,775.55	11,313,637.96	02/06/25
25	300801203	IN	Various	Various	Actual/360	4.150%	35,670.87	25,871.56	0.00	N/A	03/01/25	--	9,981,743.96	9,955,872.40	02/01/25
26	303591026	RT	Clifton Park	NY	Actual/360	3.970%	20,184.54	5,904,311.26	0.00	N/A	02/01/25	--	5,904,311.26	0.00	02/01/25
27	303591027	RT	Clifton Park	NY	Actual/360	3.970%	14,417.53	4,217,365.39	0.00	N/A	02/01/25	--	4,217,365.39	0.00	02/01/25
28	303591028	RT	Cathedral City	CA	Actual/360	4.060%	33,148.17	23,667.90	0.00	N/A	04/01/25	--	9,481,440.45	9,457,772.55	02/01/25
29	300801228	MF	Indianapolis	IN	Actual/360	4.500%	39,140.60	10,100,800.89	0.00	N/A	04/01/25	--	10,100,800.89	0.00	02/01/25
30	300801205	RT	Phoenix	AZ	Actual/360	4.280%	30,420.31	30,714.36	0.00	N/A	03/01/25	--	8,253,927.13	8,223,212.77	01/01/25
31	300801224	MF	Houston	TX	Actual/360	4.200%	36,697.24	17,583.67	0.00	N/A	03/01/25	--	10,146,701.14	10,129,117.47	02/01/25
32	300801226	RT	Santa Ana	CA	Actual/360	4.156%	39,366.56	0.00	0.00	N/A	03/01/25	--	11,000,000.00	11,000,000.00	02/01/25
33	303591033	OF	Laurel	MD	Actual/360	4.320%	32,682.49	21,138.56	0.00	N/A	04/01/25	--	8,785,616.86	8,764,478.30	01/01/25
34	300801193	RT	Fullerton	CA	Actual/360	4.420%	32,912.31	8,647,228.07	0.00	N/A	02/01/25	--	8,647,228.07	0.00	02/01/25
35	303591035	MU	Southfield	MI	Actual/360	4.750%	32,066.78	27,795.54	0.00	N/A	03/01/25	--	7,839,757.06	7,811,961.52	02/01/25
36	300801209	MU	Westminster	CA	Actual/360	4.250%	29,492.96	19,701.03	0.00	N/A	03/01/25	--	8,058,796.67	8,039,095.64	02/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
38	303591038	RT	Westminster	CA	Actual/360	4.120%	27,817.05	19,407.98	0.00	N/A	04/01/25	--	7,840,697.88	7,821,289.90	02/01/25
39	303591039	IN	Various	WA	Actual/360	4.210%	27,782.35	7,663,510.04	0.00	N/A	04/01/25	--	7,663,510.04	0.00	02/01/25
40	300801235	LO	Troy	MI	Actual/360	4.459%	28,114.23	17,268.46	0.00	N/A	04/01/25	--	7,321,995.57	7,304,727.11	02/01/25
46	303591046	RT	Little Rock	AR	Actual/360	3.970%	25,980.69	7,599,778.97	0.00	N/A	02/01/25	--	7,599,778.97	0.00	02/01/25
47	1443508	OF	Palo Alto	CA	Actual/360	3.900%	19,425.49	22,360.99	0.00	N/A	03/01/25	--	5,784,264.50	5,761,903.51	02/01/25
48	303591048	RT	Freehold	NJ	Actual/360	4.100%	21,020.81	14,977.47	0.00	N/A	02/01/25	--	5,953,967.41	5,938,989.94	01/01/25
50	303591050	MF	Independence	MO	Actual/360	4.200%	20,999.17	11,459.34	0.00	N/A	04/01/25	--	5,806,221.19	5,794,761.85	02/01/25
52	303591052	OF	Chicago	IL	Actual/360	4.250%	19,543.62	10,956.65	0.00	N/A	02/01/25	--	5,340,192.41	5,329,235.76	01/01/25
56	300801227	SS	Marietta	GA	Actual/360	4.050%	14,152.56	15,455.00	0.00	N/A	03/01/25	--	4,058,081.11	4,042,626.11	02/01/25
57	303591057	RT	Santa Clarita	CA	Actual/360	4.010%	15,209.71	11,137.21	0.00	N/A	03/01/25	--	4,404,709.61	4,393,572.40	02/01/25
59	695100463	LO	Carbondale	IL	Actual/360	4.610%	16,516.99	9,658.36	0.00	N/A	03/06/25	--	4,160,741.85	4,151,083.49	02/06/25
60	303591060	RT	League City	TX	Actual/360	4.180%	15,705.36	8,687.17	0.00	N/A	03/01/25	--	4,363,272.50	4,354,585.33	02/01/25
61	1442372	RT	New Orleans	LA	Actual/360	4.300%	13,593.62	13,633.46	0.00	N/A	03/01/25	--	3,671,193.89	3,657,560.43	02/01/25
62	300801204	MF	Noblesville	IN	Actual/360	4.170%	15,420.00	7,481.59	0.00	N/A	03/01/25	--	4,294,268.79	4,286,787.20	02/01/25
63	1443538	RT	Las Vegas	NV	Actual/360	4.450%	14,336.15	3,741,220.68	0.00	N/A	04/01/25	--	3,741,220.68	0.00	02/01/25
64	303591064	MF	Mascoutah	IL	Actual/360	4.400%	13,843.54	8,690.70	0.00	N/A	04/01/25	--	3,653,719.73	3,645,029.03	02/01/25
65	695100470	RT	Houston	TX	Actual/360	4.450%	12,466.22	7,682.53	0.00	N/A	04/06/25	--	3,253,235.11	3,245,552.58	02/06/25
66	300801232	RT	Wilkesboro	NC	Actual/360	4.190%	7,505.74	19,940.35	0.00	N/A	04/01/25	--	2,080,274.07	2,060,333.72	02/01/25
67	303591067	RT	Las Vegas	NV	Actual/360	4.540%	11,280.04	6,766.31	0.00	N/A	03/01/25	--	2,885,329.43	2,878,563.12	02/01/25
68	300801196	SS	Los Angeles	CA	Actual/360	4.100%	12,356.94	3,500,000.00	0.00	N/A	02/01/25	--	3,500,000.00	0.00	02/01/25
71	300801215	RT	Canonsburg	PA	Actual/360	4.230%	8,495.56	8,723.15	0.00	N/A	03/01/25	--	2,332,342.90	2,323,619.75	02/01/25
73	300801213	RT	Irving	TX	Actual/360	4.180%	9,344.69	5,168.86	0.00	N/A	03/01/25	--	2,596,147.62	2,590,978.76	02/01/25
75	300801202	RT	Lebanon	IN	Actual/360	4.680%	8,103.39	7,181.27	0.00	N/A	03/01/25	--	2,010,766.28	2,003,585.01	02/01/25
76	300801210	RT	Lansdale	PA	Actual/360	4.091%	6,774.31	7,293.57	0.00	N/A	03/01/25	--	1,922,988.17	1,915,694.60	05/01/24
77	300801206	RT	Midland	MI	Actual/360	4.350%	5,373.30	5,300.08	0.00	N/A	03/01/25	--	1,434,474.05	1,429,173.97	02/01/25
Totals							2,559,868.31	65,694,229.96	0.00				754,435,157.08	688,740,927.12
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,622,467.00	5,971,007.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,739,160.03	0.00	--	--	--	0.00	0.00	0.00	0.00	34,133.91	0.00
3	16,811,606.41	16,850,473.92	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	12,681,398.69	14,073,272.89	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	298,132.00	487,206.00	10/01/23	09/30/24	11/12/24	37,397,762.26	2,671,658.97	(544.78)	6,233,751.17	1,204,411.63	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	16,860,812.00	12,640,831.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,625,541.24	1,938,520.63	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,246,973.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,578,225.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,534,951.72	1,399,038.00	10/01/23	09/30/24	--	0.00	0.00	83,886.80	83,886.80	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,081,597.69	1,103,474.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,755,352.32	1,436,945.94	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,124,836.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	563,550.00	422,662.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	442,239.00	282,348.58	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,986,933.89	1,542,420.24	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,719,270.93	748,920.73	01/01/24	06/30/24	--	0.00	0.00	61,063.59	61,063.59	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,473,112.43	1,285,133.66	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,344,818.16	153,644.67	01/01/24	09/30/24	--	0.00	0.00	53,745.40	53,745.40	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	870,535.00	737,699.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,505,287.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	1,645,131.23	1,270,580.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	652,931.78	637,112.59	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,212,069.00	858,632.71	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,302,199.64	1,355,860.99	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	532,634.34	190,984.51	01/01/24	09/30/24	--	0.00	0.00	35,947.01	35,947.01	0.00	0.00
50	501,476.33	481,143.49	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,427,976.51	0.00	--	--	--	0.00	0.00	30,224.36	30,224.36	13,244.73	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	795,387.56	663,988.37	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	711,944.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	734,877.47	493,753.91	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	864,609.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	564,151.00	441,174.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
65	313,600.00	235,200.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	547,944.40	409,567.42	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	502,503.29	416,282.82	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	375,343.00	281,507.65	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	268,690.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	288,623.47	0.00	01/01/24	03/31/24	10/11/24	795,982.34	13,805.71	11,244.82	112,655.54	88,025.03	0.00
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	98,108,895.43	68,809,387.73				38,193,744.60	2,685,464.68	275,567.19	6,611,273.87	1,339,815.30	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
29	300801228	10,080,405.97	Payoff Prior to Maturity	0.00	0.00
39	303591039	7,644,780.29	Payoff Prior to Maturity	0.00	0.00
63	1443538	3,732,385.77	Payoff Prior to Maturity	0.00	0.00
Totals		21,457,572.03		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/25	0	0.00	0	0.00	1	1,915,694.60	0	0.00	0	0.00	0	0.00	0	0.00	3	21,457,572.03	4.194929%	4.121182%	(2)
01/17/25	0	0.00	0	0.00	1	1,922,988.17	0	0.00	0	0.00	0	0.00	0	0.00	6	55,794,603.53	4.193982%	4.149200%	(1)
12/17/24	0	0.00	0	0.00	1	1,930,256.13	0	0.00	0	0.00	0	0.00	0	0.00	3	16,831,529.51	4.207255%	4.163835%	0
11/18/24	0	0.00	0	0.00	1	1,937,718.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.210942%	4.176577%	1
10/18/24	0	0.00	0	0.00	1	1,944,934.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.219402%	4.185338%	2
09/17/24	0	0.00	0	0.00	1	1,952,346.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.219543%	4.185492%	3
08/16/24	0	0.00	1	1,959,511.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.219672%	4.185635%	4
07/17/24	1	1,966,650.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	12,395,425.54	4.219800%	4.186327%	5
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.221034%	4.187813%	6
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.221159%	4.187952%	7
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.221292%	4.188100%	8
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.221415%	4.188236%	9
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
5	300801214	03/01/20	58	5	(544.78)	6,233,751.17	1,460,244.77		43,140,242.81	02/04/20	13
13	303591013	01/01/25	0	5	83,886.80	83,886.80	0.00		13,402,741.75
30	300801205	01/01/25	0	B	61,063.59	61,063.59	0.00		8,253,927.13
33	303591033	01/01/25	0	B	53,745.40	53,745.40	0.00		8,785,615.93
48	303591048	01/01/25	0	5	35,947.01	35,947.01	0.00		5,953,967.41
52	303591052	01/01/25	0	5	30,224.36	30,224.36	13,244.73		5,340,192.41
76	300801210	05/01/24	8	6	11,244.82	112,655.54	105,835.28		1,981,078.07	07/19/24	2
Totals					275,567.19	6,611,273.87	1,579,324.78		86,857,765.51
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		95,194,124	30,000,000	65,194,124		0
0 - 6 Months		493,546,803	491,631,109	1,915,695		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		100,000,000	100,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-25	688,740,927	646,270,529	0	0	42,470,398	0
Jan-25	754,435,157	681,957,465	0	0	72,477,692	0
Dec-24	847,917,439	775,432,479	0	0	72,484,960	0
Nov-24	873,614,169	801,121,748	0	0	72,492,422	0
Oct-24	888,951,076	846,451,438	0	0	42,499,638	0
Sep-24	890,376,774	847,869,724	0	0	42,507,050	0
Aug-24	891,731,223	849,217,008	0	1,959,511	40,554,704	0
Jul-24	893,080,670	850,559,315	1,966,651	0	40,554,704	0
Jun-24	906,908,848	866,354,144	0	0	40,554,704	0
May-24	908,268,357	867,713,654	0	0	40,554,704	0
Apr-24	909,691,127	869,136,424	0	0	40,554,704	0
Mar-24	911,040,360	870,485,656	0	0	40,554,704	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	453000246	75,000,000.00	75,000,000.00	251,000,000.00	11/24/14	15,398,332.04	2.43500	09/30/24	03/01/25	I/O
5	300801214	40,554,703.51	43,140,242.81	19,400,000.00	09/09/24	487,206.00	0.17260	09/30/24	03/01/20	241
8	303591008	30,000,000.00	30,000,000.00	171,000,000.00	01/09/25	12,366,888.25	5.70180	09/30/23	11/04/24	I/O
76	300801210	1,915,694.60	1,981,078.07	1,453,400.00	07/31/24	(2,028.75)	(0.04800)	03/31/24	03/01/25	180
Totals		147,470,398.11	150,121,320.88	442,853,400.00		28,250,397.54

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	453000246	LO	NY	02/07/25	0
Special Servicer comments are not available for this cycle.

5	300801214	LO	TX	02/04/20	13

Imminent maturity default originally sent to prior SS on 2/4/2020. Receiver is in place and has completed required repairs that the Borrower was unable to complete. Lender and Borrower are pursuing a potential cooperative marketing and sale of the asset by the Receiver. Settlement Agreement has been fully executed. The listing assignment has been executed, Underway with marketing campaign.

8	303591008	OF	DC	11/27/24	13
Maturity extension has closed effective 11/4/2024. The loan is currently in rehab.

76	300801210	RT	PA	07/19/24	2

The Loan transferred on 7/19/2024 for Delinquent Payments after Borrower failed to make the June Payment. The Loan triggered cash management on 10/15/2023 when Rite Aid filed Chapter 11 bankruptcy. Subject lease was rejected in bankruptcy court and Property has been vacant since. Collateral is a single-tenant Rite Aid with 11,180 sf located in Lansdale, PA. Receiver has been appointed and will commence marketing efforts for lease up and/or a potential sale.

Receiver is marketing the Property for lease-up and potential property sale while foreclosure process continues. Two LOIs were provided and are being reviewed (one for Dollar General and the other for Chase). Rents are in the mid-teens/sf with 10- to 15-year initial terms. Discussing proposed terms with REO AM and Receiver.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	1442224	0.00	4.13000%	0.00	4.13000%	10	04/01/21	04/01/20	09/13/21
4	303591004	60,582,480.91	4.89000%	60,582,480.91	4.89000%	10	05/01/20	05/01/20	06/11/20
4	303591004	0.00	4.89000%	0.00	4.89000%	10	06/11/20	05/01/20	05/01/20
15	300801238	13,352,175.06	4.46400%	13,352,175.06	4.46400%	10	07/31/20	08/06/20	09/11/20
15	300801238	0.00	4.46400%	0.00	4.46400%	10	09/11/20	08/06/20	07/31/20
19	303591019	12,365,226.00	4.72000%	12,365,226.00	4.72000%	10	07/26/20	07/01/20	09/11/20
19	303591019	0.00	4.72000%	0.00	4.72000%	10	09/11/20	07/01/20	07/26/20
Totals		86,299,881.97		86,299,881.97
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	303591018 10/19/20	12,958,652.17	18,950,000.00	13,416,871.79	448,049.22	13,416,871.79	12,968,822.57	109.02	0.00	0.00	109.02	0.00%
23	303591024 06/15/18	13,049,755.97	4,100,000.00	4,188,425.12	2,442,840.21	4,188,425.12	1,745,584.91	11,304,171.06	0.00	530,307.42	10,773,863.64	81.15%
45	303591045 10/19/20	7,413,476.83	4,400,000.00	3,974,267.08	2,394,367.72	3,974,267.08	1,579,899.36	5,833,577.47	0.00	(15,182.50)	5,848,759.97	68.80%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		33,421,884.97	27,450,000.00	21,579,563.99	5,285,257.15	21,579,563.99	16,294,306.84	17,137,857.55	0.00	515,124.92	16,622,732.63

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
18	303591018	10/19/20	0.00	0.00	109.02	0.00	0.00	109.02	0.00	0.00	109.02
23	303591024	11/19/18	0.00	0.00	10,773,863.64	0.00	0.00	(95,596.60)	0.00	0.00	10,785,259.14
		10/17/18	0.00	0.00	10,880,855.74	0.00	0.00	11,395.50	0.00	0.00
		09/17/18	0.00	0.00	10,869,460.24	0.00	0.00	(6,710.82)	0.00	0.00
		08/17/18	0.00	0.00	10,876,171.06	0.00	0.00	(428,000.00)	0.00	0.00
		06/15/18	0.00	0.00	11,304,171.06	0.00	0.00	11,304,171.06	0.00	0.00
45	303591045	05/17/21	0.00	0.00	5,848,759.97	0.00	0.00	3,162.50	0.00	0.00	5,848,759.97
		01/15/21	0.00	0.00	5,845,597.47	0.00	0.00	12,020.00	0.00	0.00
		10/19/20	0.00	0.00	5,833,577.47	0.00	0.00	5,833,577.47	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	16,622,732.63	0.00	0.00	16,634,128.13	0.00	0.00	16,634,128.13

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	(10,970.85)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	8,730.53	0.00	0.00	0.00	0.00	164,762.50	0.00	0.00	16,145.83	0.00
8	0.00	0.00	(416.67)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	413.98	0.00	0.00	2,797.23	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(2,243.01)	0.00	0.00	2,797.23	0.00	164,762.50	0.00	0.00	16,145.83	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		181,462.55

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Supplemental Notes
None

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